Report of Directors Corporate Governance - Directors' interests in share options (Details)	10 Months Ended	12 Months Ended
	Dec. 31, 2018 GBP (£) shares £ / shares	Dec. 31, 2018 GBP (£) shares £ / shares	Dec. 31, 2017 shares	Feb. 26, 2018 £ / shares
Disclosure of transactions between related parties [line items]
Share options outstanding at beginning of period (in shares)		64,670,000	70,027,000
Share options granted (in shares)		20,501,000	10,447,000
Share options exercised (in shares)		23,260,000	9,503,000
Share options outstanding at end of period (in shares)	57,065,000	57,065,000	64,670,000
Share price on date of grant (in gbp per share) | £ / shares	£ 6.469	£ 6.469		£ 7.234
Savings-related Share Option Plans
Disclosure of transactions between related parties [line items]
Exercise price discount		20.00%	20.00%
Employee monthly contribution amount | £		£ 500
Bottom of range | Savings-related Share Option Plans
Disclosure of transactions between related parties [line items]
Award vesting period		3 years
Top of range | Savings-related Share Option Plans
Disclosure of transactions between related parties [line items]
Award vesting period		5 years
John Flint
Disclosure of transactions between related parties [line items]
Share options outstanding at end of period (in shares)	9,952	9,952
John Flint | 22 Sep 15
Disclosure of transactions between related parties [line items]
Exercise price (in gbp per share) | £	£ 4.0472	£ 4.0472
Share options outstanding at beginning of period (in shares)	4,447
Share options granted (in shares)	0
Share options exercised (in shares)	0
Share options outstanding at end of period (in shares)	4,447	4,447
John Flint | 21 Sep 18
Disclosure of transactions between related parties [line items]
Exercise price (in gbp per share) | £	£ 5.4490	£ 5.4490
Share options outstanding at beginning of period (in shares)	0
Share options granted (in shares)	5,505
Share options exercised (in shares)	0
Share options outstanding at end of period (in shares)	5,505	5,505
Iain Mackay
Disclosure of transactions between related parties [line items]
Share options outstanding at end of period (in shares)	0	0
Iain Mackay | 23 Sep 14
Disclosure of transactions between related parties [line items]
Exercise price (in gbp per share) | £	£ 5.1887	£ 5.1887
Share options outstanding at beginning of period (in shares)		3,469
Share options granted (in shares)		0
Share options exercised (in shares)		3,469
Share options outstanding at end of period (in shares)	0	0	3,469